CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 VIEs USD ($)	Dec. 31, 2013 VIEs CNY	Dec. 31, 2012 VIEs CNY
Accounts payable	$ 9,774	59,170	3,689	$ 5,811	35,178	719
Accrued expenses and other current liabilities	6,800	41,174	19,597	3,901	23,618	7,352
Deferred revenue	2,050	12,413	1,697	284	1,722	1,597
Unrecognized tax benefits	1,647	9,970	21,944	777	4,702	4,233
Other non-current liabilities	330	2,000	2,150	330	2,000	2,150
Redeemable ordinary shares, par value	$ 0.001
Redeemable ordinary shares, authorized	26,485,961	26,485,961	26,485,961
Redeemable ordinary shares, issued	26,485,961	26,485,961	26,485,961
Redeemable ordinary shares, outstanding	26,485,961	26,485,961	26,485,961
Redeemable ordinary shares, liquidation preference		75,899	75,899
Redeemable ordinary shares, redemption amount		77,677	76,858